Share-based Compensation - Summary of the Share Options Activities (Details) - Options - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at the beginning of the period (in shares)		827,198	402,500	1,142,212
Granted (in shares)		181,750	424,698	70,000
Exercised (in shares)		(62,416)
Forfeited (in shares)		(135,700)		(809,712)
Cancelled (in shares)	(1,772,584)
Outstanding at the end of the period (in shares)		810,832	827,198	402,500
Vested and expected to vest at the end of the period (in shares)		810,832
Exercisable at the end of the period (in shares)		260,500
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)		$ 1.01	$ 0.75	$ 0.67
Granted (in dollars per share)		0.57	1.26	0.50
Exercised (in dollars per share)		0.58
Forfeited (in dollars per share)		0.57		0.61
Outstanding at the end of the period (in dollars per share)		1.02	$ 1.01	$ 0.75
Vested and expected to vest at the end of the period (in dollars per share)		1.02
Exercisable at the end of the period (in dollars per share)		$ 0.85
Weighted remaining contractual Years
Vested and expected to vest at the end of the period		7 years 2 months 23 days
Exercisable at the end of the period		6 years 5 months 8 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)		$ 58
Exercisable at the end of the period (in dollars)		$ 38